Provisions recognized under IAS 37 (Detail 1) - USD ($) $ in Millions		3 Months Ended
		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		$ 3,063
Increase in provisions recognized in the income statement		54
Release of provisions recognized in the income statement		(40)
Provisions used in conformity with designated purpose		(205)
Foreign currency translation / unwind of discount		15
Balance at the end of period		2,888
Personnel related restructuring provisions		23	$ 31	$ 50
Personnel related provisions for onerous lease contracts		63	64	170
Real estate related reinstatement costs for leasehold improvements		89	88	89
Real estate related provisions for onerous lease contracts		10	$ 10	$ 42
Operational risks
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1]	45
Increase in provisions recognized in the income statement	[1]	2
Release of provisions recognized in the income statement	[1]	0
Provisions used in conformity with designated purpose	[1]	(3)
Foreign currency translation / unwind of discount	[1]	1
Balance at the end of period	[1]	45
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2],[3]	2,677
Increase in provisions recognized in the income statement	[2],[3]	40
Release of provisions recognized in the income statement	[2],[3]	(35)
Provisions used in conformity with designated purpose	[2],[3]	(184)
Foreign currency translation / unwind of discount	[2],[3]	11
Balance at the end of period	[2],[3]	2,509
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		101
Increase in provisions recognized in the income statement		9
Release of provisions recognized in the income statement		(3)
Provisions used in conformity with designated purpose		(16)
Foreign currency translation / unwind of discount		0
Balance at the end of period	[4]	91
Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		98
Increase in provisions recognized in the income statement		0
Release of provisions recognized in the income statement		0
Provisions used in conformity with designated purpose		0
Foreign currency translation / unwind of discount		1
Balance at the end of period	[5]	99
Employee benefits
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[6]	69
Increase in provisions recognized in the income statement	[6]	1
Release of provisions recognized in the income statement	[6]	(1)
Provisions used in conformity with designated purpose	[6]	0
Foreign currency translation / unwind of discount	[6]	1
Balance at the end of period	[6]	70
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		73
Increase in provisions recognized in the income statement		2
Release of provisions recognized in the income statement		0
Provisions used in conformity with designated purpose		(1)
Foreign currency translation / unwind of discount		1
Balance at the end of period		$ 75

[1]	Comprises provisions for losses resulting from security risks and transaction processing risks.
[2]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[3]
Provisions, if any, for the matters described in this disclosure are recorded in Global Wealth Management (item 3 and item 4) and Corporate Center (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Corporate Center.

[4]
Primarily consists of personnel-related restructuring provisions of USD 23 million as of 30 June 2019 (31 March 2019: USD 31 million; 31 December 2018: USD 50 million) and provisions for onerous contracts of USD 63 million as of 30 June 2019 (31 March 2019: USD 64 million; 31 December 2018: USD 170 million).

[5]
Consists of reinstatement costs for leasehold improvements of USD 89 million as of 30 June 2019 (31 March 2019: USD 88 million; 31 December 2018: USD 89 million) and provisions for onerous contracts of USD 10 million as of 30 June 2019 (31 March 2019: USD 10 million; 31 December 2018: USD 42 million).

[6]	Includes provisions for sabbatical and anniversary awards.